Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2018	2017	2016
Current
U.S. federal	$23,934	$11,724	$64,698
U.S. state and local	4,484	4,144	9,927
Foreign	452	465	393
Deferred
U.S. federal, state and local	5,185	2,402	(6,712)
Foreign	1	5	5
Total	$34,056	$18,740	$68,311

Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)

	December 31,
	2018	2017
Accrued liabilities	$30,702	$30,419
Stock compensation expense	5,894	6,282
State net operating loss carryforwards	2,422	2,243
Implicit price concessions	1,171	291
Other	626	565
Deferred income tax assets	40,815	39,800
Amortization of intangible assets	(38,346)	(36,882)
Accelerated tax depreciation	(19,685)	(14,057)
Market valuation of investments	(1,068)	(2,277)
State income taxes	(1,261)	(1,722)
Currents assets	(1,861)	(1,255)
Other	(192)	(247)
Deferred income tax liabilities	(62,413)	(56,440)
Net deferred income tax liabilities	$(21,598)	$(16,640)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2018	2017	2016
Balance at January 1,	$1,123	$1,069	$1,052
Unrecognized tax benefits due to positions taken in current year	453	268	218
Decrease due to expiration of statute of limitations	(228)	(214)	(201)
Balance at December 31,	$1,348	$1,123	$1,069

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2018	2017	2016

Income tax provision calculated using the statutory rate of 21%	$50,316	$40,921	$61,969
Stock compensation tax benefits	(22,862)	(18,932)	-
State and local income taxes, less federal income tax effect	7,150	4,600	6,044
Nondeductible expenses	2,280	1,041	881
Enactment of the tax reform act	-	(8,305)	-
Other--net	(2,828)	(585)	(583)
Income tax provision	$34,056	$18,740	$68,311
Effective tax rate	14.2%	16.0%	38.6%

Schedule Of Income Taxes Paid

2018	$9,749
2017	42,311
2016	60,905